Gain on Disposals (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Book value on disposal	$ 127.3	$ 4.5	$ 15.7
(Loss)/gain on disposal	4.2	1.2	19.0
Repayments of debt	355.5	0.0	0.0
Proceeds from sale of fixed assets	131.5	5.7	34.7
Gyme
Property, Plant and Equipment [Line Items]
Book value on disposal	119.7
(Loss)/gain on disposal	(0.2)
Repayments of debt	87.0
Repayments of accrued interest	33.0
Proceeds from sale of fixed assets	119.5
Newbuildings
Property, Plant and Equipment [Line Items]
Book value on disposal	7.6
(Loss)/gain on disposal	3.7
Proceeds from sale of fixed assets	11.3
Rig Related Equipment
Property, Plant and Equipment [Line Items]
Book value on disposal	0.0	0.0	1.7
(Loss)/gain on disposal	0.7	1.3	1.6
Proceeds from sale of fixed assets	$ 0.7	1.3	3.3
Balder
Property, Plant and Equipment [Line Items]
Book value on disposal		4.5
(Loss)/gain on disposal		(0.1)
Proceeds from sale of fixed assets		$ 4.4	3.0
B152
Property, Plant and Equipment [Line Items]
Book value on disposal			1.4
(Loss)/gain on disposal			6.5
Proceeds from sale of fixed assets			7.9
Dhabi II
Property, Plant and Equipment [Line Items]
Book value on disposal			1.6
(Loss)/gain on disposal			6.3
Proceeds from sale of fixed assets			7.9
Atla
Property, Plant and Equipment [Line Items]
Book value on disposal			5.0
(Loss)/gain on disposal			5.0
Proceeds from sale of fixed assets			10.0
MSS1
Property, Plant and Equipment [Line Items]
Book value on disposal			2.2
(Loss)/gain on disposal			0.0
Proceeds from sale of fixed assets			2.2
Eir
Property, Plant and Equipment [Line Items]
Book value on disposal			3.0
(Loss)/gain on disposal			0.0
Proceeds from sale of fixed assets			3.0
B391
Property, Plant and Equipment [Line Items]
Book value on disposal			0.8
(Loss)/gain on disposal			(0.4)
Proceeds from sale of fixed assets			$ 0.4